Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of June 30, 2025 and 2024:

	2025	2024
Accounts receivable	$395,087	$463,255
Less: allowance for credit loss	(387,107)	(288,585)
Accounts receivable, net	$7,980	$174,670

Changes of allowance for credit loss for accounts receivable for the years ended June 30, 2025 and 2024 are as follows:

	2025	2024

Beginning balance	$288,585	$-
Additions	105,212	288,662
Exchange rate difference	(6,690)	(77)
Ending balance	$387,107	$288,585

The Company gives its customers credit periods of 30 days to 1 year and continually assesses the recoverability of uncollected accounts receivable. For the years ended June 30, 2025 and 2024, the Company assessed the recoverability of its accounts receivable and record expected credit losses of $105,212 and $288,662, respectively.